Contingent Shares Issuance Liabilities (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 30, 2020	Dec. 31, 2020
Contingent Shares Issuance Liabilities (Textual)
Contingent sponsor earnout shares, description	As a result of the Merger Transaction, SOC modified the terms of 1,875,000 shares of Class A common stock ("Sponsor Earnout Shares") then held by HCMC's sponsor, such that 50% of such shares will be forfeited if the share price of Class A common stock does not reach a volume-weighted average closing sale price of $12.50 for 20 out of 30 consecutive trading days and 50% of such shares will be forfeited if the share price of Class A common stock does not reach a volume-weighted average closing sale price of $15.00 for 20 out of 30 consecutive trading days, in each case, prior to the seventh anniversary of the closing of the Merger Transaction ("Earnout Period"). The Sponsor Earnout Shares may not be transferred without the Company's consent until the shares vest. In addition, there is a change of control provision. If, during the Earnout Period, there is a change of control pursuant to which (a) the Company's stockholders have the right to receive consideration attributing a value of at least $10.00 but less than $12.50 to each share of Class A common stock and (b) greater than fifty (50%) of the aggregate amount of such consideration is in the form of equity securities, then fifty percent (50%) of the Sponsor Earnout Shares shall be forfeited, and the portion of the remaining fifty percent (50%) of the Sponsor Earnout Shares determined by multiplying (i) fifty percent (50%) of the Sponsor Earnout Shares by (ii) the ratio that the aggregate consideration in the form of equity securities in such transaction bears to the aggregate amount of all consideration in such transaction (including cash and equity securities) shall, in connection with the consummation of such change of control, be converted into such equity securities and shall remain subject to vesting upon the occurrence of the same conditions during the Earnout Period. Additionally, if, during the Earnout Period, there is a change of control pursuant to which Company's stockholders have the right to receive consideration attributing a value of less than $10.00 to each share of Class A common stock, then the Sponsor Earnout Shares shall be forfeited.
Noncurrent liability contingent shares issuance liabilities percentage	85.00%
Sponsor earnout shares granted price	$ 15,200
Fair value remeasured price	11,400
Gain on contingent shares issuance liabilities	$ 3,800
Effective granted price of private placements	350,000
Private placement warrants term	5 years
Private placement warrants, description	In addition, if the last sales price of the Company’s Class A common stock as quoted on Nasdaq is at least $18.00 for 20 out of 30 consecutive trading days, the Company has the option to repurchase these securities for $0.01 per warrant.
Estimated liability granted	$ 1,500
Chief Executive Officer [Member]
Contingent Shares Issuance Liabilities (Textual)
Noncurrent liability contingent shares issuance liabilities percentage		15.00%
Fair value remeasured price		$ 1,100
Gain on contingent shares issuance liabilities		$ 400
Class A Common Stock [Member]
Contingent Shares Issuance Liabilities (Textual)
Contingent sponsor earnout merger transaction shares	1,875,000
Shares forfeited share price percentage	50.00%
Estimated liability percentage	85.00%
Private Placement [Member]
Contingent Shares Issuance Liabilities (Textual)
Strike price	$ 11.50